Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Empower S&P Small Cap 600® Index Fund-Class L
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Class L
Trading Symbol	MXNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Class L/MXNSX)	$ 79	0.81%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.81%
Net Assets	$ 985,000,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 985M
Total number of portfolio holdings	608
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to t he Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Small Cap 600® Index Fund-Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Institutional Class
Trading Symbol	MXERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Institutional Class/MXERX)	$ 21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 985,000,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 985M
Total number of portfolio holdings	608
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagree ments w ith the Fund's accountants during the reporting period.
Empower S&P Small Cap 600® Index Fund-Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Small Cap 600® Index Fund
Class Name	Investor Class
Trading Symbol	MXISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Small Cap 600 ® Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Small Cap 600 ® Index Fund (Investor Class/MXISX)	$ 55	0.56%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.56%
Net Assets	$ 985,000,000
Holdings Count | Holding	608
Advisory Fees Paid, Amount	$ 1,000,000
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 985M
Total number of portfolio holdings	608
Total advisory fee paid	$ 1.0M
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.30%
Mr Cooper Group Inc	0.69%
AeroVironment Inc	0.58%
Brinker International Inc	0.58%
Qorvo Inc	0.57%
SPX Technologies Inc	0.57%
Kratos Defense & Security Solutions Inc	0.56%
BorgWarner Inc	0.53%
Badger Meter Inc	0.52%
Armstrong World Industries Inc	0.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Institutional Class/MXMSX)	$ 83	0.84%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.84%
Net Assets	$ 242,000,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 242M
Total number of portfolio holdings	186
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	5.33%
PAR Technology Corp	1.15%
Kratos Defense & Security Solutions Inc	1.11%
SPX Technologies Inc	1.10%
CyberArk Software Ltd	1.09%
Box Inc Class A	1.09%
Oddity Tech Ltd Class A	1.08%
Stifel Financial Corp	1.06%
PTC Inc	1.04%
Element Solutions Inc	1.03%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	5.33%
PAR Technology Corp	1.15%
Kratos Defense & Security Solutions Inc	1.11%
SPX Technologies Inc	1.10%
CyberArk Software Ltd	1.09%
Box Inc Class A	1.09%
Oddity Tech Ltd Class A	1.08%
Stifel Financial Corp	1.06%
PTC Inc	1.04%
Element Solutions Inc	1.03%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Small Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Growth Fund (Investor Class/MXMTX)	$ 118	1.19%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.19%
Net Assets	$ 242,000,000
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 700,000
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 242M
Total number of portfolio holdings	186
Total advisory fee paid	$ 0.7M
Portfolio turnover rate as of the end of the reporting period	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	5.33%
PAR Technology Corp	1.15%
Kratos Defense & Security Solutions Inc	1.11%
SPX Technologies Inc	1.10%
CyberArk Software Ltd	1.09%
Box Inc Class A	1.09%
Oddity Tech Ltd Class A	1.08%
Stifel Financial Corp	1.06%
PTC Inc	1.04%
Element Solutions Inc	1.03%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	5.33%
PAR Technology Corp	1.15%
Kratos Defense & Security Solutions Inc	1.11%
SPX Technologies Inc	1.10%
CyberArk Software Ltd	1.09%
Box Inc Class A	1.09%
Oddity Tech Ltd Class A	1.08%
Stifel Financial Corp	1.06%
PTC Inc	1.04%
Element Solutions Inc	1.03%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Institutional Class/MXTFX)	$ 73	0.74%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.74%
Net Assets	$ 543,000,000
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	436
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
United States Cellular Corp	1.27%
TTM Technologies Inc	1.26%
Moog Inc Class A	1.15%
Talen Energy Corp	1.14%
Wintrust Financial Corp	1.07%
Vontier Corp	1.06%
Popular Inc	1.04%
SouthState Corp	1.00%
Federal Agricultural Mortgage Corp Class C	0.99%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
United States Cellular Corp	1.27%
TTM Technologies Inc	1.26%
Moog Inc Class A	1.15%
Talen Energy Corp	1.14%
Wintrust Financial Corp	1.07%
Vontier Corp	1.06%
Popular Inc	1.04%
SouthState Corp	1.00%
Federal Agricultural Mortgage Corp Class C	0.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Small Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Small Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129.
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Small Cap Value Fund (Investor Class/MXLSX)	$ 107	1.09%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.09%
Net Assets	$ 543,000,000
Holdings Count | Holding	436
Advisory Fees Paid, Amount	$ 1,700,000
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 543M
Total number of portfolio holdings	436
Total advisory fee paid	$ 1.7M
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
United States Cellular Corp	1.27%
TTM Technologies Inc	1.26%
Moog Inc Class A	1.15%
Talen Energy Corp	1.14%
Wintrust Financial Corp	1.07%
Vontier Corp	1.06%
Popular Inc	1.04%
SouthState Corp	1.00%
Federal Agricultural Mortgage Corp Class C	0.99%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.01%
United States Cellular Corp	1.27%
TTM Technologies Inc	1.26%
Moog Inc Class A	1.15%
Talen Energy Corp	1.14%
Wintrust Financial Corp	1.07%
Vontier Corp	1.06%
Popular Inc	1.04%
SouthState Corp	1.00%
Federal Agricultural Mortgage Corp Class C	0.99%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.